Investments in associates (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Associates' statement of financial position:
Current assets	₽ 117,367	₽ 93,080
including cash and cash equivalents	7,300	47,462
Non-current assets	4,870	18,846
Current liabilities	(61,923)	(50,741)
Equity	59,856	57,895		₽ 43,840		₽ 31,772
Carrying amount of the investment	479	303
Revenue and net income
Revenue	7,205	4,214	[1]	2,064	[1]
Cost of revenues	(4,355)	(2,690)	[1]	(1,076)	[1]
including personnel expenses	(1,179)	(859)	[1]	(624)	[1]
including depreciation and amortization	(69)	(26)	[1]	(24)	[1]
Net profit/(loss)	3,076	13,755	[1]	17,536	[1]
Total share of profit/(loss) of an associate	(147)	(39)	[1]	306	[1]
Other comprehensive income	(488)	94	[1]	(218)	[1]
Associates
Associates' statement of financial position:
Current assets	1,177	750
including cash and cash equivalents	377	82
Non-current assets	538	497
Current liabilities	(1,965)	(342)
Non-current debt	(359)	(281)
Equity	(609)	624
Group's share in equity 12.1% (2022 - 9.9%)		62
Goodwill	479	241
Carrying amount of the investment	₽ 479	₽ 303
Proportion of share in equity	12.10%	9.90%
Revenue and net income
Revenue	₽ 1,635	₽ 165		4,296
Cost of revenues	(1,262)	(138)		(333)
Other income and expenses, net	(2,510)	(419)		(3,264)
including personnel expenses	(1,027)	(185)		(1,853)
including depreciation and amortization	(97)	(16)		(168)
Net profit/(loss)	(2,137)	(392)		699
Group's share of total net profit/(loss)	(239)	(39)		314
Gain from contribution to equity by other investors	92
Total share of profit/(loss) of an associate	(147)	(39)		₽ 314
Other comprehensive income	58	163
Group's share of other comprehensive income	₽ 6	₽ 16

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)